Impairment charges (Tables)	12 Months Ended
Sep. 30, 2020
Impairment charges
Schedule of impairment charges

The following table details impairment charges based on the requirements of AASB 9.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Provisions raised/(released)
Performing	1,437	(209)	1,147	(180)
Non-performing	1,934	1,175	1,717	1,073
Recoveries	(193)	(172)	(173)	(143)
Impairment charges	3,178	794	2,691	750
of which relates to:
Loans and credit commitments	3,158	794	2,689	750
Debt securities at amortised cost	18	—	—	—
Debt securities at FVOCI	2	—	2	—
Impairment charges	3,178	794	2,691	750

As 2018 comparatives were not restated for the Group’s adoption of AASB 9 in 2019, the following table details impairment charges based on the requirements of AASB 139. Once AASB 9 has been effective for all comparative year ends, this table will no longer be presented.

Consolidated
$m	2018
Individually assessed provisions raised	371
Write-backs	(150)
Recoveries	(179)
Collectively assessed provisions raised	668
Impairment charges	710